CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 12.3%
Interactive Media & Services - 8.1%
Alphabet Inc., Class C Shares	40,000	$59,318,400	*
Baidu Inc., ADR	225,000	26,865,000	*
Facebook Inc., Class A Shares	150,000	38,050,501	*

Total Interactive Media & Services		124,233,901

Media - 4.2%
Comcast Corp., Class A Shares	400,000	17,120,000
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	600,000	20,874,000	*
ViacomCBS Inc., Class B Shares	1,000,000	26,070,000

Total Media		64,064,000

TOTAL COMMUNICATION SERVICES		188,297,901

CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 3.3%
Melco Resorts & Entertainment Ltd., ADR	1,800,000	29,628,000
Six Flags Entertainment Corp.	500,000	8,695,000
Vail Resorts Inc.	65,000	12,481,950

Total Hotels, Restaurants & Leisure		50,804,950

Household Durables - 3.3%
Sony Corp., ADR	450,000	35,082,000
Toll Brothers Inc.	400,000	15,280,000

Total Household Durables		50,362,000

Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd., ADR	100,000	25,102,000	*
Amazon.com Inc.	25,000	79,117,000	*

Total Internet & Direct Marketing Retail		104,219,000

Specialty Retail - 2.9%
Advance Auto Parts Inc.	150,000	22,521,000
TJX Cos. Inc.	400,000	20,796,000

Total Specialty Retail		43,317,000

TOTAL CONSUMER DISCRETIONARY		248,702,950

CONSUMER STAPLES - 3.3%
Food Products - 1.9%
Conagra Brands Inc.	800,000	29,960,000

Personal Products - 1.4%
Unilever PLC	350,000	21,021,072	(a)

TOTAL CONSUMER STAPLES		50,981,072

See Notes to Schedule of Investments.

ClearBridge Value Trust 2020 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
ENERGY - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Energy Transfer LP	5,000,000	$32,750,000
EQT Corp.	2,500,000	36,300,000
Parsley Energy Inc., Class A Shares	1,800,000	19,764,000
Pioneer Natural Resources Co.	200,000	19,384,000
TOTAL SE, ADR	400,000	15,064,000
Valero Energy Corp.	150,000	8,434,500

TOTAL ENERGY		131,696,500

FINANCIALS - 15.5%
Banks - 4.2%
Bank of America Corp.	200,000	4,976,000
Citigroup Inc.	500,000	25,005,000
Wells Fargo & Co.	1,400,000	33,964,000

Total Banks		63,945,000

Capital Markets - 0.7%
Charles Schwab Corp.	300,000	9,945,000

Consumer Finance - 3.2%
OneMain Holdings Inc.	800,000	22,960,000
Synchrony Financial	1,200,000	26,556,000

Total Consumer Finance		49,516,000

Diversified Financial Services - 3.6%
East Resources Acquisition Co.	1,000,000	9,990,000	*
Equitable Holdings Inc.	2,200,000	45,012,000

Total Diversified Financial Services		55,002,000

Insurance - 3.8%
American International Group Inc.	1,800,000	57,852,000

TOTAL FINANCIALS		236,260,000

HEALTH CARE - 12.0%
Biotechnology - 6.9%
AbbVie Inc.	470,000	44,607,700
Alexion Pharmaceuticals Inc.	550,000	56,369,500	*
Biogen Inc.	16,000	4,395,040	*

Total Biotechnology		105,372,240

Health Care Equipment & Supplies - 1.3%
Medtronic PLC	200,000	19,296,000

Health Care Providers & Services - 3.8%
CVS Health Corp.	450,000	28,323,000
UnitedHealth Group Inc.	100,000	30,278,000

Total Health Care Providers & Services		58,601,000

TOTAL HEALTH CARE		183,269,240

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2020 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 4.0%
Aerospace & Defense - 1.6%
Raytheon Technologies Corp.	300,000	$17,004,000
Spirit AeroSystems Holdings Inc., Class A Shares	400,000	7,828,000

Total Aerospace & Defense		24,832,000

Machinery - 1.6%
KION Group AG	310,000	23,867,414	(a)

Road & Rail - 0.8%
Uber Technologies Inc.	400,000	12,104,000	*

TOTAL INDUSTRIALS		60,803,414

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.5%
Arista Networks Inc.	150,000	38,965,500	*

IT Services - 3.3%
DXC Technology Co.	2,800,000	50,148,000

Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	25,000	2,938,250

Software - 8.5%
Microsoft Corp.	450,000	92,254,500
Oracle Corp.	680,000	37,706,000

Total Software		129,960,500

Technology Hardware, Storage & Peripherals - 1.3%
Western Digital Corp.	450,000	19,395,000

TOTAL INFORMATION TECHNOLOGY		241,407,250

MATERIALS - 4.5%
Metals & Mining - 4.5%
Newmont Corp.	450,000	31,140,000
Wheaton Precious Metals Corp.	700,000	38,031,000

TOTAL MATERIALS		69,171,000

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Howard Hughes Corp.	150,000	7,978,500	*

UTILITIES - 5.0%
Electric Utilities - 2.3%
Exelon Corp.	900,000	34,749,000

See Notes to Schedule of Investments.

ClearBridge Value Trust 2020 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 2.7%
AES Corp.		1,250,000	$19,037,500
Vistra Corp.		1,200,000	22,392,000

Total Independent Power and Renewable Electricity Producers			41,429,500

TOTAL UTILITIES			76,178,500

TOTAL COMMON STOCKS (Cost - $1,306,123,174)			1,494,746,327

	RATE
PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 1.5%
Volkswagen AG (Cost - $26,248,704)	4.860%	150,000	22,197,569	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,332,371,878)			1,516,943,896

SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%	11,539,054	11,539,054
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%	2,884,763	2,884,763	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,423,817)			14,423,817

TOTAL INVESTMENTS - 100.2% (Cost - $1,346,795,695)			1,531,367,713
Liabilities in Excess of Other Assets - (0.2)%			(3,418,575)

TOTAL NET ASSETS - 100.0%			$1,527,949,138

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $2,884,763 and the cost was $2,884,763 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$29,960,000	$21,021,072	—	$50,981,072
Industrials	36,936,000	23,867,414	—	60,803,414
Other Common Stocks	1,382,961,841	—	—	1,382,961,841
Preferred Stocks	—	22,197,569	—	22,197,569

Total Long-Term Investments	1,449,857,841	67,086,055	—	1,516,943,896

Short-Term Investments†	14,423,817	—	—	14,423,817

Total Investments	$1,464,281,658	$67,086,055	—	$1,531,367,713

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$57,925,940	57,925,940	$55,041,177	55,041,177

7

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$23,169	—	$2,884,763

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